                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Cypress Asset Management
         Address:          2929 Allen Parkway, Suite 2200
                           Houston, TX 77019

13F File Number:           28-5956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Will Garwood
Title:            President
Phone:            713-512-2100

Signature, Place, and Date of Signing:

                   /s/ Will Garwood
                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           123

Form 13F Information Value Total (thousands):     489,951



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None


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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 1 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------

3 COM                   Common   885535104 $411,125     14,300       X                                       12,100          2,200
------------------------------------------------------------------------------------------------------------------------------------
A T & T                 Common   001957109 $921,015     29,123       X                                       21,223          7,900
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS             Common   002824100 $7,872,769   176,668      X                                       145,344         31,324
------------------------------------------------------------------------------------------------------------------------------------
AETHER SYSTEMS INC      Common   00808V105 $1,174,650   5,730        X                                       4,730           1,000
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC               Common   001055102 $229,687     5,000        X                                       5,000           0
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECH.           Common   00846U101 $2,683,891   36,392       X                                       30,033          6,359
------------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS              Common   013104104 $267,696     8,051        X                                       7,862           189
------------------------------------------------------------------------------------------------------------------------------------
ALLSTATE                Common   020002101 $661,092     29,712       X                                       23,412          6,300
------------------------------------------------------------------------------------------------------------------------------------
ALTERA                  Common   021441100 $2,627,439   25,775       X                                       15,425          10,350
------------------------------------------------------------------------------------------------------------------------------------
ALZA CL A               Common   022615108 $858,318     14,517       X                                       13,937          580
------------------------------------------------------------------------------------------------------------------------------------
AMER EXPRESS            Common   025816109 $383,119     7,350        X                                       2,250           5,100
------------------------------------------------------------------------------------------------------------------------------------
AMER GENERAL            Common   026351106 $8,075,302   132,382      X                                       107,048         25,334
------------------------------------------------------------------------------------------------------------------------------------
AMER HOME PROD          Common   026609107 $8,102,628   137,917      X                                       113,172         24,745
------------------------------------------------------------------------------------------------------------------------------------
AMER INTL GROUP         Common   026874107 $11,128,895  94,714       X                                       80,966          13,748
------------------------------------------------------------------------------------------------------------------------------------
AMER PWR CONVERSION     Common   029066107 $560,764     13,740       X                                       14,090          0
------------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE          Common   02364J104 $281,685     5,340        X                                       5,540           0
------------------------------------------------------------------------------------------------------------------------------------
AMGEN                   Common   031162100 $2,440,134   34,735       X                                       31,785          2,950
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES          Common   032654105 $18,822,160  247,660      X                                       211,065         36,595
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS       Common   038222105 $7,015,734   77,415       X                                       65,395          12,020
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP.             Common   049513104 $221,250     6,000        X                                       7,300           0
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $75,129,158
------------------------------------------------------------------------------------------------------------------------------------






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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 2 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA         Common   06605F102 $3,799,211   88,354       X                                       71,834          16,520
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK        Common   064057102 $5,440,500   117,000      X                                       97,385          19,615
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE                Common   06423A103 $349,297     13,150       X                                       11,850          1,300
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK ELECTRONICS
INC.                    Common   08160H101 $262,500     7,000        X                                       0               7,000
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY CL B Common   084670207 $2,437,600   1,385        X                                       1,126           259
------------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE            Common   055921100 $1,563,721   42,860       X                                       27,055          15,805
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO                Common   055622104 $295,652     5,227        X                                       3,260           1,967
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS           Common   110122108 $5,442,938   93,441       X                                       76,545          16,896
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RESRS        Common   122014103 $2,520,866   65,905       X                                       54,365          11,540
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS         Common   12686C109 $271,500     4,000        X                                       4,000           0
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN         Common   16161A108 $463,332     10,059       X                                       7,425           2,634
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                 Common   166751107 $716,532     8,448        X                                       8,448           0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS           Common   17275R102 $12,596,117  198,169      X                                       166,769         31,400
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP               Common   172967101 $18,088,255  300,220      X                                       230,040         70,180
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA               Common   191216100 $9,100,326   158,439      X                                       130,789         27,650
------------------------------------------------------------------------------------------------------------------------------------
COMDISCO INC            Common   200336105 $412,223     18,475       X                                       17,075          1,400
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALE        Common   22160K105 $450,450     13,650       X                                       13,150          500
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS SEMI.           Common   232806109 $304,200     7,200        X                                       7,200           0
------------------------------------------------------------------------------------------------------------------------------------
DALLAS SEMI.            Common   235204104 $385,625     10,000       X                                       0               10,000
------------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC ADR          Common   25243Q205 $359,395     10,106       X                                       4,106           6,000
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $65,260,240
------------------------------------------------------------------------------------------------------------------------------------





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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 3 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DISNEY, WALT            Common   254687106 $8,246,104   212,460      X                                       179,897         32,563
-----------------------------------------------------------------------------------------------------------------------------------
EDS                     Common   285661104 $2,308,762   55,970       X                                       45,935          10,035
------------------------------------------------------------------------------------------------------------------------------------
EMC                     Common   268648102 $3,385,712   44,006       X                                       29,704          14,302
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC        Common   291011104 $1,388,021   22,990       X                                       16,990          6,000
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON                Common   294821400 $875,500     43,775       X                                       12,700          31,075
------------------------------------------------------------------------------------------------------------------------------------
EXODUS COMM. INC.       Common   302088109 $227,088     4,930        X                                       4,930           0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP        Common   30231g102 $2,822,467   35,955       X                                       32,894          3,061
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE              Common   313586109 $3,359,779   64,379       X                                       50,109          14,270
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP              Common   31428X106 $241,300     6,350        X                                       6,350           0
------------------------------------------------------------------------------------------------------------------------------------
FORD                    Common   345370100 $268,701     6,249        X                                       4,349           1,900
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS             Common   345838106 $404,000     4,000        X                                       4,000           0
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC             Common   313400301 $336,676     8,313        X                                       7,650           663
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC        Common   369604103 $17,228,907  325,074      X                                       269,941         55,133
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MILLS           Common   370334104 $481,950     12,600       X                                       7,000           5,600
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE                Common   375766102 $4,041,761   115,685      X                                       96,535          19,150
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING         Common   G3921A100 $3,296,579   125,286      X                                       106,953         18,333
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS           Common   38141g104 $535,095     5,640        X                                       5,050           590
------------------------------------------------------------------------------------------------------------------------------------
GTE                     Common   362320103 $2,632,241   42,285       X                                       35,315          6,970
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT                 Common   401698105 $3,651,862   73,775       X                                       61,505          12,270
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD         Common   428236103 $10,392,222  83,221       X                                       66,868          16,353
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $66,124,727
------------------------------------------------------------------------------------------------------------------------------------





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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 4 of 7                06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                               ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT              Common   437076102 $218,448     4,374        X                                       3,599           775
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL.         Common   438516106 $397,816     11,809       X                                       10,700          1,109
------------------------------------------------------------------------------------------------------------------------------------
HUBBELL CL B            Common   443510201 $316,837     12,425       X                                       6,775           5,650
------------------------------------------------------------------------------------------------------------------------------------
IBM                     Common   459200101 $11,016,565  100,551      X                                       83,006          17,545
------------------------------------------------------------------------------------------------------------------------------------
INTEL                   Common   458140100 $12,173,584  91,060       X                                       77,007          14,053
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHN          Common   478160104 $11,262,791  110,555      X                                       87,689          22,866
------------------------------------------------------------------------------------------------------------------------------------
KLA TENCOR              Common   482480100 $472,599     8,070        X                                       7,720           350
------------------------------------------------------------------------------------------------------------------------------------
KYOCERA CORP ADR        Common   501556203 $601,000     3,498        X                                       3,278           220
------------------------------------------------------------------------------------------------------------------------------------
LILLY, ELI              Common   532457108 $1,631,957   16,340       X                                       12,395          3,945
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECH             Common   535678106 $4,660,085   72,885       X                                       64,735          8,150
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC               Common   502161102 $416,762     7,700        X                                       7,700           0
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECH             Common   549463107 $8,901,372   150,234      X                                       123,631         26,603
------------------------------------------------------------------------------------------------------------------------------------
MBIA                    Common   55262C100 $267,441     5,550        X                                       2,550           3,000
------------------------------------------------------------------------------------------------------------------------------------
MBNA                    Common   55262L100 $290,075     10,694       X                                       10,455          239
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC               Common   585055106 $1,998,684   40,124       X                                       35,924          4,200
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINANCIAL        Common   58551A108 $1,992,220   54,675       X                                       46,675          8,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK                   Common   589331107 $10,325,930  134,759      X                                       113,153         21,606
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH           Common   590188108 $3,761,075   32,705       X                                       26,230          6,475
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT               Common   594918104 $5,301,440   66,268       X                                       53,488          12,780
------------------------------------------------------------------------------------------------------------------------------------
MINN MINING&MFG         Common   604059105 $560,175     6,790        X                                       5,965           825
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $76,566,856
------------------------------------------------------------------------------------------------------------------------------------





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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 5 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOLEX                   Common   608554101 $1,161,906   24,144       X                                       21,457          2,687
------------------------------------------------------------------------------------------------------------------------------------
MOLEX CL A              Common   608554200 $8,056,632   230,190      X                                       195,872         34,318
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN
WITTER                  Common   617446448 $11,436,802  137,379      X                                       119,732         17,647
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA                Common   620076109 $6,809,243   234,297      X                                       179,427         54,870
------------------------------------------------------------------------------------------------------------------------------------
NATL SEMI.              Common   637640103 $482,091     8,495        X                                       9,270           0
------------------------------------------------------------------------------------------------------------------------------------
NOKIA ADR               Common   654902204 $10,897,361  218,220      X                                       183,970         34,250
------------------------------------------------------------------------------------------------------------------------------------
NORTEL                  Common   656569100 $247,747     3,630        X                                       2,730           900
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                  Common   68389X105 $435,023     5,175        X                                       5,175           0
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO                 Common   713448108 $8,363,093   188,199      X                                       149,365         38,834
------------------------------------------------------------------------------------------------------------------------------------
PFIZER                  Common   717081103 $17,798,620  370,805      X                                       310,439         60,366
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP          Common   611662107 $2,885,713   55,830       X                                       45,135          10,695
------------------------------------------------------------------------------------------------------------------------------------
PROCTER GAMBLE          Common   742718109 $5,328,773   93,079       X                                       74,680          18,399
------------------------------------------------------------------------------------------------------------------------------------
RIVIANA FOODS           Common   769536103 $270,281     15,500       X                                       15,500          0
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH             Common   780257804 $5,706,844   92,700       X                                       77,450          15,250
------------------------------------------------------------------------------------------------------------------------------------
SABRE HLDGS CORP        Common   785905100 $299,250     10,500       X                                       6,500           4,000
------------------------------------------------------------------------------------------------------------------------------------
SBC COMM                Common   78387G103 $2,521,302   58,296       X                                       49,571          8,725
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH         Common   806605101 $6,227,155   123,310      X                                       101,270         22,040
------------------------------------------------------------------------------------------------------------------------------------
SKY FINANCIAL GROUP     Common   83080P103 $443,750     25,000       X                                       0               25,000
------------------------------------------------------------------------------------------------------------------------------------
SMITH KLINE BEECHAM     Common   832378301 $416,874     6,395        X                                       6,220           175
------------------------------------------------------------------------------------------------------------------------------------
SOLECTRON               Common   834182107 $763,800     18,240       X                                       13,340          4,900
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $90,552,260
------------------------------------------------------------------------------------------------------------------------------------





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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 6 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SONERA CORP.            Common   835433202 $972,210     21,135       X                                       20,040          1,095
------------------------------------------------------------------------------------------------------------------------------------
SONY                    Common   835699307 $5,367,324   56,910       X                                       48,400          8,510
------------------------------------------------------------------------------------------------------------------------------------
SPRINT                  Common   852061100 $4,248,045   83,295       X                                       71,505          11,790
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL         Common   790849103 $321,125     7,000        X                                       7,000           0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS        Common   866810104 $244,440     2,688        X                                       2,350           338
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS    Common   867363103 $543,275     17,525       X                                       16,875          650
------------------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC            Common   871607107 $658,934     19,065       X                                       17,465          1,600
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP.            Common   239753106 $4,393,557   75,751       X                                       64,276          11,475
------------------------------------------------------------------------------------------------------------------------------------
TELLABS                 Common   879664100 $231,656     3,500        X                                       0               3,500
------------------------------------------------------------------------------------------------------------------------------------
TERAYON                 Common   880775101 $343,652     5,350        X                                       4,900           450
------------------------------------------------------------------------------------------------------------------------------------
TEXACO                  Common   881694103 $1,029,376   19,331       X                                       15,992          3,339
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRMTS          Common   882508104 $23,877,492  347,625      X                                       288,110         59,515
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER             Common   887315109 $11,208,860  147,485      X                                       126,055         21,430
------------------------------------------------------------------------------------------------------------------------------------
UNILEVER NV             Common   904784709 $1,918,273   44,611       X                                       39,576          5,035
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP      Common   91529y106 $296,925     14,800       X                                       12,200          2,600
------------------------------------------------------------------------------------------------------------------------------------
VIACOM CL B             Common   925524308 $13,398,068  196,489      X                                       166,316         30,173
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP          Common   92857t107 $4,960,276   119,705      X                                       99,830          19,875
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART                Common   931142103 $11,079,508  192,269      X                                       159,534         32,735
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN                Common   931422109 $354,160     11,003       X                                       8,603           2,400
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO             Common   949746101 $554,125     14,300       X                                       11,275          1,400
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $86,001,281
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                           FORM 13F
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    (SEC USE ONLY)
Page 7 of 7                  06/30/00                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                 ------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WM WRIGLEY              Common   982526105 $314,736     3,925        X                                       3,425           500
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC.           Common   55268B106 $314,657     6,859        X                                       4,470           2,389
------------------------------------------------------------------------------------------------------------------------------------
XILINX                  Common   983919101 $29,687,411  359,575      X                                       302,135         57,440
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              $30,316,804
------------------------------------------------------------------------------------------------------------------------------------


